BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Nov. 19, 2021	Mar. 23, 2021
Assets:
Cash	$ 82,514			$ 468,461				$ 2,505,395
Prepaid expenses	106,117			375,000
Total current assets	188,631			843,461				2,505,395
Investments held in Trust	106,861,019			284,840,707				281,523,211	$ 281,500,000
Total assets	107,049,650			285,684,168				284,028,606
Current liabilities:
Accounts payable and accrued liabilities	615,207			235,995				232,555
Income taxes payable				87,473
Convertible promissory notes - related party	4,237,596
Due to related party	267,098			10,464				597,500
Total current liabilities	5,119,901			333,932				830,055
Deferred legal fees	5,889,484			1,469,726				615,634
Deferred underwriting commissions				9,660,000				9,660,000
Total liabilities	11,009,385			11,463,658				11,105,689
Commitments and Contingencies (Note 6)
Stockholders' Deficit:
Preferred stock, $0.0001 par value 5,000,000 shares authorized none issued and outstanding
Accumulated deficit	(10,640,578)			(10,258,125)				(8,597,773)
Total stockholders' deficit	(10,639,888)	$ (9,409,273)	$ (6,873,742)	(10,257,435)	$ (8,019,238)	$ (8,809,841)	$ (8,828,546)	(8,597,083)		$ 0
Total liabilities and stockholders' deficit	107,049,650			285,684,168				284,028,606
Class A common stock subject to redemption
Current liabilities:
Class A common stock, $0.0001 par value; 9,850,641 and 27,600,000 shares subject to redemption at $10.83 and $10.31 per share, respectively	106,680,153			284,477,945				281,520,000
Class A common stock not subject to redemption
Stockholders' Deficit:
Common stock	0			0				0
Class B common Stock
Stockholders' Deficit:
Common stock	0			0				0
Class F common stock
Stockholders' Deficit:
Common stock	$ 690			$ 690				$ 690